Schedule I, Condensed Financial Statements, of condensed cash flow statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed cash flow statements [Abstract]
Cash Flow from operating activities	$ 363,581	$ 401,043	$ 385,623
Cash Flow-investing activities [Abstract]
B. Net cash (used in)/provided by investing activities	(118,211)	(14,860)	71,368
Cash Flow-financing activities [Abstract]
Dividend paid to shareowner	(159,002)	(133,289)	(94,845)
C. Net cash provided by/(used in) financing activities	(310,182)	(405,231)	(416,327)
Net increase/(decrease) in cash and cash equivalents	(64,812)	(19,048)	40,664
Cash and cash equivalents at beginning of the year	631,542	669,387	594,811
Cash and cash equivalents at the end of the year	562,795	631,542	669,387
Parent Company [Member]
Condensed cash flow statements [Abstract]
Cash Flow from operating activities	(48,502)	(30,571)	34,937
Cash Flow-investing activities [Abstract]
Decrease (increase) in investment and advance to affiliates	91,181	66,069	151,033
Net decrease (increase) in other assets	0	0	0
B. Net cash (used in)/provided by investing activities	91,181	66,069	151,033
Cash Flow-financing activities [Abstract]
Net increase/(decrease) in borrowings and other liabilities	45,601	56,000	(64,754)
Dividend paid to shareowner	(159,002)	(133,289)	(94,845)
Capital increase and other	30,000	0	0
C. Net cash provided by/(used in) financing activities	(83,401)	(77,289)	(159,599)
Net increase/(decrease) in cash and cash equivalents	(40,721)	(41,791)	26,371
Cash and cash equivalents at beginning of the year	106,734	148,525	122,154
Cash and cash equivalents at the end of the year	$ 66,013	$ 106,734	$ 148,525